Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-214872
Entity Registrant Name	JUPITER GOLD CORPORATION
Entity Central Index Key	0001684688
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Rua buenos Aires, 10 – 14th Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.315-570
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	9,674,497
Document Financial Statement Error Correction [Flag]	false
Auditor Name	BF Borgers CPA PC
Auditor Firm ID	5041
Auditor Location	Lakewood, CO
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Rua bueno Aires, 10 – 14th Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.315-570
City Area Code	55-11
Local Phone Number	3956-1109
Contact Personnel Name	Marc Fogassa
Contact Personnel Email Address	marc.fogassa@jupitergoldcorp.com